NOTES PAYABLE (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Mar. 13, 2015	Nov. 17, 2014	Jun. 12, 2014
Notes Payable [Line Items]
Escrow deposits	$ 0			$ 0		$ 260,123		$ 0
Interest Expense, Debt	188,434	$ 50,603		517,009	$ 66,415	194,363	[1]	77,004
Amortization of Financing Costs	$ 24,984	$ 13,326	$ 0	$ 68,094	$ 13,325	$ 29,052		$ 0
Reven Housing Texas, LLC [Member] | Silvergate Bank [Member]
Notes Payable [Line Items]
Debt Instrument, Annual Principal Payment											$ 7,570,000
Debt Instrument, Maturity Date				Jul. 05, 2019		Jul. 05, 2019
Debt Instrument, Interest Rate Terms				The note provides for monthly interestonlypayments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at September 30, 2015) until July 5, 2016.		The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at December 31, 2014) until July 5, 2016.
Debt Instrument, Convertible, Remaining Discount Amortization Period				25 years		25 years
Debt Instrument Prepayment Penalty Percentage				3.00%		3.00%
Debt Instrument Prepayment Maturity Date				Jul. 05, 2016		Jul. 05, 2016
Reven Housing Tennessee, LLC [Member] | Silvergate Bank [Member]
Notes Payable [Line Items]
Debt Instrument, Annual Principal Payment										$ 3,952,140
Debt Instrument, Maturity Date				Dec. 05, 2019		Dec. 05, 2019
Debt Instrument, Interest Rate Terms				The note provides for monthly interestonly payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum atSeptember 30, 2015) until December 5, 2016.		The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at December 31, 2014) until December 5, 2016.
Debt Instrument, Convertible, Remaining Discount Amortization Period				25 years		25 years
Debt Instrument Prepayment Penalty Percentage				3.00%		3.00%
Debt Instrument Prepayment Maturity Date				Dec. 05, 2016		Dec. 05, 2016
Reven Housing Florida, LLC [Member] | Silvergate Bank [Member]
Notes Payable [Line Items]
Debt Instrument, Annual Principal Payment									$ 3,526,985
Debt Instrument, Maturity Date				Apr. 05, 2020		Apr. 05, 2020
Debt Instrument, Interest Rate Terms				The note provides for monthly interest only payments at a rate of 1.00% over the prime rate (interest rate is 4.25% per annum at September 30, 2015) until April 5, 2017.
Debt Instrument, Convertible, Remaining Discount Amortization Period				25 years		25 years
Debt Instrument Prepayment Penalty Percentage				3.00%
Debt Instrument Prepayment Maturity Date				Apr. 05, 2017

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.